Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants [Abstract]
Schedule of Warrants Outstanding	The Company had the following warrants outstanding at March 31, 2025, and December 31, 2024:
	March 31, 2025	December 31, 2024
Liability Classified Warrants
Private Placement Warrants	229,520	229,520
PIPE Investor Warrants	20,000	20,000
Subtotal	249,520	249,520

Equity Classified Warrants
February 2025 Warrants	3,776,471	—
February 2025 Pre-Funded Warrants	746,000	—
July 2024 Warrants	1,014,219	1,014,219
January 2024 Warrants	672,129	672,129
Public Stockholders’ Warrants	422,000	422,000
Legacy Warrants	1,957	1,957
Subtotal	6,632,776	2,110,305
Grand Total	6,882,296	2,359,825

The Company has the following warrants outstanding at December 31, 2024 and 2023:

	2024	2023
Liability Classified Warrants
Investor D Warrants	—	254,732
Private Placement Warrants	229,520	229,520
PIPE Investor Warrants	20,000	20,000
Subtotal	249,520	504,252

Equity Classified Warrants
Investor E Warrants	650,446	—
July 2024 Warrants	1,014,219	—
Placement Agent Warrants	21,682	—
Public Stockholders’ Warrants	422,000	422,000
Legacy Warrants	1,957	1,957
Subtotal	2,110,304	423,957
Grand Total	2,359,824	928,209

Schedule of Weighted-Average Strike Price and Time to Maturity for Each Warrant Tranche

The following tables provide the weighted-average strike price and time to maturity for each warrant share equivalent outstanding for each warrant tranche as of March 31, 2025 and December 31, 2024:

March 31, 2025	Warrant Share Equivalents	Weighted- Average Strike Price	Weighted- Average Time to Maturity
Liability Classified Warrants
Private Placement Warrants	229,520	$287.50	2.58
PIPE Investor Warrants	20,000	$287.50	2.58

Equity Classified Warrants
February 2025 Warrants	3,776,471	$1.73	4.99
February 2025 Pre-Funded Warrants	746,000	$0.00	(*	)
July 2024 Warrants	1,014,219	$10.72	4.28
January 2024 Warrants	672,129	$2.38	4.19
Public Stockholders’ Warrants	422,000	$287.50	2.58
Legacy SeaStar Inc. Warrants	1,957	$250.00	1.13

(*)	- the February 2025 Pre-Funded Warrants have a strike price of $0.001 and do not expire.

December 31, 2024	Warrant Share Equivalents	Weighted- Average Strike Price	Weighted- Average Time to Maturity
Liability Classified Warrants
Private Placement Warrants	229,520	$287.50	2.82
PIPE Investor Warrants	20,000	$287.50	2.82

Equity Classified Warrants
July 2024 Warrants	1,014,219	$10.72	4.53
January 2024 Warrants	672,129	$20.83	3.01
Public Stockholders’ Warrants	422,000	$287.50	2.82
Legacy SeaStar Inc. Warrants	1,957	$250.00	1.38

The following tables provides the weighted-average strike price and time to maturity for each warrant tranche as of December 31, 2024 and 2023:

December 31, 2024	Warrant Share Equivalents	Weighted- Average Strike Price	Weighted- Average Time to Maturity
Liability Classified Warrants
Private Placement Warrants	229,520	$287.50	2.82
PIPE Investor Warrants	20,000	$287.50	2.82

Equity Classified Warrants
Investor E Warrants	650,446	$20.76	4.03
July 2024 Warrants	1,014,219	$10.72	4.53
Placement Agent Warrants	21,682	$22.75	4.08
Public Stockholders’ Warrants	422,000	$287.50	2.82
Legacy SeaStar Inc. Warrants	1,957	$250.00	1.38
December 31, 2023	Warrant Share Equivalents	Weighted- Average Strike Price	Weighted- Average Time to Maturity
Liability Classified Warrants
Investor D Warrants	254,732	$12.50	4.65
Private Placement Warrants	229,520	$287.50	3.82
PIPE Investor Warrants	20,000	$287.50	3.82

Equity Classified Warrants
Public Stockholders’ Warrants	422,000	$287.50	3.82
Legacy SeaStar Inc. Warrants	1,957	$250.00	2.38

Schedule of Warrant Activity

Below is the warrant activity for the three months ended March 31, 2025, for those warrants with activity during the three months ended March 31, 2025:

	February 2025 Warrants	February 2025 Pre-Funded Warrants
Outstanding as of December 31, 2024	—	—
Issuance	3,776,471	2,816,412
Exercised	—	(2,070,412)
Forfeited / cancelled	—	—
Outstanding as of March 31, 2025	3,776,471	746,000

Below is the warrant activity for the year ended December 31, 2024:

	Investor D Warrants	Investor E (January 2024) Warrants	July 2024 Warrants	Placement Agent Warrants	Private Placement Warrants	PIPE Investor Warrants	Public Stockholders’ Warrants	Legacy Warrants
Outstanding as of December 31, 2023	254,732	—	—	—	229,520	20,000	422,000	1,957
Issuance	42,217	831,895	1,014,219	21,682	—	—	—	—
Exercised	(170,625)	(181,449)	—	—	—	—	—	—
Forfeited / cancelled	—	—	—	—	—	—	—	—
Exchanged for Investor D Note	(126,324)	—	—	—	—	—	—	—
Outstanding as of December 31, 2024	—	650,446	1,014,219	21,682	229,520	20,000	422,000	1,957